   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 1, 2010

                                                  FILE NOS. 033-76334; 811-5343

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                         [X]
                          PRE-EFFECTIVE AMENDMENT NO.                                [_]
                          POST-EFFECTIVE AMENDMENT NO. 37                            [X]

                             AND/OR

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                    [X]
                        AMENDMENT NO. 267                                            [X]
                (CHECK APPROPRIATE BOX OR BOXES)


                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                 6610 W. BROAD STREET RICHMOND, VIRGINIA 23230
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE, ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            MICHAEL D. PAPPAS, ESQ.
                           ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                             6610 W. BROAD STREET
                           RICHMOND, VIRGINIA 23230
               (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

          -------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Upon the effective date of this Post-Effective Amendment to the Registration Statement

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)


[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on (date) pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                     SUPPLEMENT DATED DECEMBER 1, 2010 TO

                      PROSPECTUS DATED APRIL 30, 2010 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

IMPORTANT INFORMATION ABOUT THE SUBACCOUNTS INVESTING IN THE ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO -- CLASS B AND MFS NEW DISCOVERY SERIES -- SERVICE CLASS SHARES

Effective the close of business December 31, 2010, we will no longer accept allocations of purchase payments or contract value to the Subaccounts investing in the AllianceBernstein Growth and Income Portfolio -- Class B and MFS New Discovery Series -- Service Class Shares (the "Affected Portfolios"). If you participate in the Dollar Cost Averaging and/or Portfolio Rebalancing Programs available in your contract, those Programs will continue. However, contract value that is allocated to Subaccounts pursuant to those Programs will no longer be allocated to the Affected Portfolios after the close of business December 31, 2010. In addition, we will not be able to process allocation instructions that include allocations to the Affected Portfolios after the close of business December 31, 2010. A request to allocate purchase payments or contract value to the Affected Portfolios will be considered not in good order and we will require updated allocation instructions before we can process your transaction request. Please note that you will continue to be permitted to withdraw or transfer contract value from the Affected Portfolios to other Subaccounts available in your contract.

To request forms or, generally, for more information, please contact our Home Office by calling 800.352.9910 or by writing to:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence.

The prospectus is revised accordingly.

13739 SUPPC 12/01/10

   Part A and Part B of Post-Effective Amendment No. 36 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 26, 2010, and the forms of prospectus and Statement of Additional Information filed thereafter pursuant to Rule 497 under the Securities Act of 1933, are incorporated by reference into this Post-Effective Amendment No. 37 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

 (1)(a)     Resolution of Board of Directors of The Life Insurance Company of
            Virginia authorizing the establishment of Separate Account 4.
            Previously filed on September 30, 1998 with Post-Effective Amendment
            No. 12 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

 (1)(a)(i) Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of Life of Virginia Separate Account 4 to GE Life
            & Annuity Separate Account 4. Previously filed on December 18, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-62695.

 (1)(b)     Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name of GE Life and Annuity
            Assurance Company to Genworth Life and Annuity Insurance Company.
            Previously filed on January 3, 2006 with Post-Effective Amendment No.
            24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

 (1)(b)(i)  Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name GE Life & Annuity Separate
            Account 4 to Genworth Life & Annuity VA Separate Account 1.
            Previously filed on January 3, 2006 with Post-Effective Amendment No.
            24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

 (2)        Not Applicable.

 (3)(a)     Underwriting Agreement dated December 1, 2001 between The Life
            Insurance Company of Virginia and Capital Brokerage Corporation.
            Previously filed on September 16, 2002 with Post-Effective Amendment
            No. 24 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

 (3)(b)     Dealer Sales Agreement dated December 1, 2001. Previously filed on
            September 16, 2002 with Post-Effective Amendment No. 24 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (4)(a)     Form of Contract.

 (4)(a)(i)  Contract Form P1143 4/94. Previously filed on September 30, 1998 with
            Post-Effective Amendment No. 12 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 033-76334.

 (4)(a)(ii) Contract Form P1150 10/98. Previously filed on September 30, 1998 with Post-Effective Amendment No. 12 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 033-76334.

 (4)(b)     Endorsements to Contract.

 (4)(b)(i)    IRA Endorsement. Previously filed on May 1, 1998 with Post-Effective
              Amendment No. 9 to FormN-4 for GE Life & Annuity Separate Account 4,
              Registration No. 033-76334.

 (4)(b)(ii)   Pension Endorsement. Previously filed on May 1, 1998 with
              Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 033-76334.

 (4)(b)(iii)  Section 403(b) Endorsement. Previously filed on May 1, 1998 with
              Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 033-76334.

 (4)(b)(iv)   Guaranteed Minimum Death Benefit Rider. Previously filed on May 1,
              1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life &
              Annuity Separate Account 4, Registration No. 033-76334.

 (4)(b)(v)    Optional Death Benefit at Death of Annuitant Endorsement. Previously
              filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (4)(b)(vi)   Endorsement for Waiver of Surrender Charges. Previously filed on July
              17, 1998 with Post-Effective Amendment No. 11 to Form N-4 for GE Life
              & Annuity Separate Account 4, Registration No. 033-76334.

 (4)(b)(vii)  Death Benefit Available at Death of Annuitant Endorsement. Previously
              filed on April 30, 1999 with Pre-Effective Amendment No. 1 to Form
              N-4 for GE Life & Annuity Separate Account 4, Registration No.
              333-62695.

 (4)(b)(viii) Optional Enhanced Death Benefit Rider. Previously filed on September
              1, 2000 with Post-Effective Amendment No. 1 to Form N-4 for GE Life &
              Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(ix)   Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(x)    Guaranteed Minimum Death Benefit Rider P5157 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(xi)   Optional Death Benefit Rider P5158 12/00. Previously filed on
              February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for
              GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(xii)  Guaranteed Minimum Death Benefit Rider P5159 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(xiii) Optional Death Benefit at Death of Annuitant Endorsement P5160 12/00.
              Previously filed on February 28, 2001 with Post-Effective Amendment
              No. 4 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-62695.

 (4)(b)(ivx)  Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on
              April 30, 2001 with Post-Effective Amendment No. 22 to Form N-4 for
              GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (5)(a)       Form of Application. Previously filed on May 1, 1998 with
              Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 033-76334.

 (6)(a)       Amended and Restated Articles of Incorporation of Genworth Life and
              Annuity Insurance Company. Previously filed on January 3, 2006 with
              Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
              Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(b) By-Laws of Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-31172.

 (7)       Reinsurance Agreements. Previously filed on April 30, 2004 with Post
           Effective Amendment No. 26 to Form N-4 for GE Life & Annuity Separate
           Account 4, Registration No. 333-76334.

 (8)(a)    Amended and Restated Fund Participation Agreement among Variable
           Insurance Products Funds, Fidelity Distributors Corporation and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 34 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           033-76334.

 (8)(a)(i) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
           Corporation and Genworth Life and Annuity Insurance Company.
           Previously filed on April 25, 2008 with Post-Effective Amendment No.
           34 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 033-76334.

 (8)(b)    Agreement between Oppenheimer Variable Account Funds, Oppenheimer
           Management Corporation, and GE Life and Annuity Assurance Company.
           Previously filed with Post-Effective Amendment No. 12 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (8)(b)(i) Amendment to Agreement between Oppenheimer Variable Account Funds,
           Oppenheimer Management Corporation, and GE Life and Annuity Assurance
           Company. Previously filed with Pre-Effective 1 to Form N-4 for GE
           Life & Annuity Separate Account 4, Registration No. 333-31172.

 (8)(c)    [Reserved.]

 (8)(d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(e)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Federated Insurance Series. Previously filed on
           April 17, 2007 with Post-Effective Amendment No. 33 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           033-76334.

 (8)(f) Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia.
           Previously filed on September 28, 1995 with Post-Effective Amendment
           No. 14 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-17428.

 (8)(f)(i) Amendment to Fund Participation Agreement between The Alger American
           Fund, Fred Alger and Company, Inc. and GE Life and Annuity Assurance
           Company. Previously filed on December 21, 1999 with initial filing to Form N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 333-96513.

 (8)(g)    [Reserved.]

 (8)(h)    Participation Agreement between PBHG Insurance Series Fund, Inc. and
           The Life Insurance Company of Virginia. Previously filed on March 24,
           1997 with Post-Effective Amendment No. 6 to Form N-4 for GE Life &
           Annuity Separate 4, Registration No. 033-76334.

 (8)(i) Participation Agreement between Goldman Sachs Variable Series Funds and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(i)(i) Amendment to Fund Participation Agreement between Goldman Sachs
           Variable Insurance Trust and Genworth Life and Annuity Insurance
           Company. Previously filed on April 17, 2007 with Post-Effective
           Amendment No. 33 to Form N-4 for Genworth Life & Annuity VA Separate
           Account 1, Registration No. 033-76334.

 (8)(j)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Legg Mason Partners Variable Equity Trust and
           Legg Mason Partners Variable Income Trust. Previously filed on April
           17, 2007 with Post-Effective Amendment No. 33 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           033-76334.

 (8)(k)    Form of Participation Agreement between GE Investments Funds, Inc.
           and Genworth Life and Annuity Insurance Company. Previously filed with Post-Effective Amendment 24 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-47732.

 (8)(l)    Fund Participation Agreement between AllianceBernstein Variable
           Products Series Fund, Inc. and GE Life and Annuity Assurance Company.
           Previously filed with Post-Effective Amendment No. 21 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (8)(l)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 17, 2007 with
           Post-Effective Amendment No. 33 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 033-76334.

 (8)(m) Fund Participation Agreement between MFS(R) Variable Insurance Trust and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(m)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 17, 2007 with Post-Effective Amendment No.
           33 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 033-76334.

 (8)(n) Fund Participation Agreement between PIMCO Variable Insurance Trust and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(n)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and PIMCO Variable Insurance Trust.
           Previously filed on April 17, 2007 with Post-Effective Amendment No.
           33 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 033-76334.

 (8)(o) Amendment to Fund Participation Agreement between Janus Aspen Series and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(p)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed on April 7, 2006 with
           Post-Effective Amendment No. 32 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 033-76334.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Previously filed with Post-Effective
           Amendment No. 36 to Form N-4 for Genworth Life & Annuity VA Separate
           Account 1, Registration No. 033-76334.

(10) Consent of Independent Registered Public Accounting Firm. Previously filed with Post-Effective Amendment No. 36 to Form N-4 for Genworth
           Life & Annuity VA Separate Account 1, Registration No. 033-76334.

(11)       Not Applicable.

(12)       Not Applicable.

(13) Schedule Showing Computation for Performance Data. Previously filed on May 1, 1997 with Post-Effective Amendment No. 7 to Form N-4 for GE
     Life & Annuity Separate Account 4, Registration No. 033-76334.

(14) Power of Attorney. Previously filed with Post-Effective Amendment No.
     36 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
     Registration No. 033-76334.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Pamela S. Schutz        Chairperson of the Board, President and Chief Executive
                        Officer
Paul A. Haley           Director, Senior Vice President and Chief Actuary
Ronald P. Joelson(2)    Director, Senior Vice President and Chief Investment Officer
Leon E. Roday(1)        Director and Senior Vice President
Matthew P. Clark        Director, Vice President and Appointed Actuary
John G. Apostle, II(1)  Vice President and Chief Compliance Officer
Thomas E. Duffy         Senior Vice President, General Counsel and Secretary
Kelly L. Groh           Senior Vice President and Chief Financial Officer
Geoffrey S. Stiff       Senior Vice President
James H. Reinhart       Senior Vice President
Patrick B. Kelleher     Senior Vice President
Thomas M. Stinson       Senior Vice President
Jac J. Amerell          Vice President and Controller
Gary T. Prizzia(1)      Treasurer
Michael P. Cogswell     Vice President


   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

   (1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

   (2) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                  [FLOW CHART]



ITEM 27.  NUMBER OF CONTRACTOWNERS


   As of November 11, 2010 there were 7,747 owners of Qualified Contracts and 13,147 owners of Non-Qualified Contracts.


ITEM 28.  INDEMNIFICATION

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  PRINCIPAL UNDERWRITERS

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable life insurance contracts issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3, and Genworth Life & Annuity VA Separate Account 4.

   (b)


       NAME                  ADDRESS             POSITIONS AND OFFICES WITH UNDERWRITER
       ----                   -------            --------------------------------------
John G. Apostle, II. 6620 W. Broad St.         Director, President and Chief Executive
                     Richmond, VA 23230        Officer
Thomas E. Duffy..... 6610 W. Broad St.         Director and Vice President
                     Richmond, VA 23230
Elizabeth M. O'Brien 6610 W. Broad St.         Director
                     Richmond, VA 2320
Patrick B. Kelleher. 6620 W. Broad St.         Senior Vice President
                     Richmond, VA 23230
Edward J. Wiles, Jr. 3001 Summer St.,          Senior Vice President
                     2nd Floor
                     Stamford, CT 06905
Geoffrey S. Stiff... 6610 W. Broad St.         Senior Vice President
                     Richmond, VA 23230
Scott E. Wolfe...... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                     Richmond, VA 23230        Officer
Kelly L. Groh....... 6610 W. Broad Street      Chief Financial Officer
                     Richmond, Virginia 23230
Vidal J. Torres, Jr. 6620 W. Broad St.         Secretary
                     Richmond, VA 23230
Jac J. Amerell...... 6610 W. Broad St.         Vice President and Controller
                     Richmond, VA 23230

       NAME                ADDRESS         POSITIONS AND OFFICES WITH UNDERWRITER
       ----                 -------        --------------------------------------
Gary T. Prizzia..... 6620 W. Broad Street    Treasurer
                     Richmond, VA 23230
Linda C. Bagnell.... 6610 W. Broad St.       Financial & Operations Principal
                     Richmond, VA 23230


                                     (2)
            (1)                NET UNDERWRITING      (3)           (4)
          NAME OF               DISCOUNTS AND   COMPENSATION    BROKERAGE      (5)
    PRINCIPAL UNDERWRITER        COMMISSIONS    ON REDEMPTION  COMMISSIONS COMPENSATION
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     8.0%    $64.1 million

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company, 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

   Not Applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer Contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) REPRESENTATIONS OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 1st day of December, 2010.


                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                     (Registrant)

                                   By:           /s/  MICHAEL P. COGSWELL
                                          --------------------------------------
                                                    MICHAEL P. COGSWELL
                                                      VICE PRESIDENT

                                   By:    GENWORTH LIFE AND ANNUITY INSURANCE
                                            COMPANY
                                          (Depositor)

                                   By:           /S/  MICHAEL P. COGSWELL
                                          --------------------------------------
                                                    MICHAEL P. COGSWELL
                                                      VICE PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


         NAME                            TITLE                        DATE
          ----                           -----                        ----

/s/  PAMELA S. SCHUTZ*   Chairperson of the Board, President    December 1, 2010
------------------------   and Chief Executive Officer
   PAMELA S. SCHUTZ

/S/  RONALD P. JOELSON*  Director, Senior Vice President and    December 1, 2010
------------------------   Chief Investment Officer
   RONALD P. JOELSON

  /s/  PAUL A. HALEY*    Director, Senior Vice President and    December 1, 2010
------------------------   Chief Actuary
     PAUL A. HALEY

  /S/  LEON E. RODAY*    Director and Senior Vice President     December 1, 2010
------------------------
     LEON E. RODAY

------------------------ Director, Vice President and           December 1, 2010
   MATTHEW P. CLARK        Appointed Actuary

  /S/  KELLY L. GROH*    Senior Vice President and Chief        December 1, 2010
------------------------   Financial Officer
     KELLY L. GROH

 /S/  JAC J. AMERELL*    Vice President and Controller          December 1, 2010
------------------------
    JAC J. AMERELL



*By:    /S/  MICHAEL P.    , pursuant to Power of Attorney     December 1, 2010
           COGSWELL          executed on December 16, 2009.
      -------------------
      MICHAEL P. COGSWELL